Weighted-Average Assumptions Used for Stock Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	4 years 3 months	4 years 3 months	4 years 3 months
Risk-free interest rate	0.82%	0.57%	1.12%
Expected volatility	24.56%	31.40%	32.59%
Expected dividend yield	2.20%	3.49%	3.48%
Grant date fair value	$ 13.33	$ 12.90	$ 12.31